BUSINESS ACQUISITION (Details 1) - USD ($) $ in Thousands	1 Months Ended
	Jan. 24, 2019	Feb. 28, 2019	Feb. 28, 2018
Intangible assets
Goodwill		$ 414,228	$ 291,382
Shanghai Xiaoxin [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	$ 11,310
Net assets acquired, excluding cash and cash equivalents, intangible assets and the related deferred tax liabilities	19,860
Intangible assets
Goodwill	89,536
Deferred tax liabilities	(2,359)
Noncontrolling interest	(29,658)
Total purchase consideration	98,124
Shanghai Xiaoxin [Member] | User Base [Member]
Intangible assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 8,152
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	7 years
Shanghai Xiaoxin [Member] | Technology [Member]
Intangible assets
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 1,283
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years